BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2014		2013		2012
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$103,192	0.05%	$94,749	0.05%	$122,570	0.13%
Federal Home Loan Bank borrowings	558,200	0.18%	654,000	0.17%	502,000	0.17%
Total	$661,392	0.16%	$748,749	0.16%	$624,570	0.16%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$119,795	0.05%	$115,486	0.08%	$86,980	0.08%
Federal Home Loan Bank borrowings	627,181	0.19%	472,062	0.23%	111,295	0.17%
Total	$746,976	0.17%	$587,548	0.20%	$198,275	0.13%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$132,332		$158,911		$170,751
Federal Home Loan Bank borrowings	820,500		654,000		502,000

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2014		2013
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$22,466	2.52%	$7,505	3.72%
National Market Repurchase Agreement	25,000	3.54%	52,500	3.49%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$48,241	3.01%	$60,780	3.48%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2014, First Financial's long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2015	$6,403	$25,000
2016	10,338	0
2017	55	0
2018	3,117	0
2019	969	0
Thereafter	1,584	0
Total	$22,466	$25,000